UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

JANUARY 31, 2018

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Israel Innovative Technology ETF (IZRL)

ARK Web x.0 ETF (ARKW)

The 3D Printing ETF (PRNT)

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

The principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Bitcoin Risk: The Fund may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust, The Bitcoin Investment Trust. The Fund’s exposure to cryptocurrency may change over time and, accordingly, such exposure may not always be represented in the Fund’s portfolio. Bitcoin operates without central authority or banks and is not backed by any government. Even indirectly, bitcoin may experience very high volatility and related investment vehicles like the Bitcoin Investment Trust may be affected by such volatility. Funds holding bitcoin may also trade at a significant premium to NAV. Bitcoin Tax Risk: The Bitcoin Investment Trust is a grantor trust for U.S. federal income tax purposes. As a result, the Bitcoin Investment Trust itself is not subject to U.S. federal income tax and as such, any income and expenses “flow through” to the Shareholders. Bitcoin Regulatory Risk: Federal, state or foreign governments may restrict the use and exchange of bitcoin, and regulation in the U.S. is still developing. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of January 31, 2018. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2017 through January 31, 2018 for each ARK exchange traded fund (“ETF” or collectively, “ARK ETFs”). The ARK ETF Trust currently consists of four actively managed theme-based ETFs and two index based ETFs.

ETF	Commencement Date
ARK Genomic Revolution Multi-Sector ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14
The 3D Printing ETF	7/19/16
ARK Israel Innovative Technology ETF	12/05/17

ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, believes that disruptive innovation is key to long-term growth of company revenues and profits and, therefore, focuses solely on investing in disruptive innovation. We define “disruptive innovation” as the introduction of a technologically enabled new product or service that will likely change an industry landscape by creating simplicity and accessibility, while driving down costs. Despite its potential, we think the full magnitude of disruptive innovation and the investment opportunities it creates are often unrecognized or misunderstood by traditional investors.

ARK’s disruptive innovation investment strategy is driven by ARK’s Research Ecosystem, which seeks to capitalize on rapid change through an open approach and the convergence of ideas. We believe that a combination of top-down and bottom-up research allows us to size the investment opportunity of disruptive innovation, and then detect and rank companies best positioned to benefit. We believe that our investment process and management of high-conviction portfolios capitalizes on rapid change and avoids industries and companies likely to be displaced by innovation.

The ARK ETFs include companies that we believe are leading and benefiting from cross-sector innovations such as genomic sequencing, robotics, automation, energy storage, 3D printing, and next generation internet technologies. On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial adviser or ARK directly. You also can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.

We appreciate the opportunity to help you meet your investment goals and thank you for investing with us at the pace of innovation!

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2017 through January 31, 2018) except for ARK Israel Innovative Technology ETF which is for the period December 5, 2017 to January 31, 2018.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution Multi-Sector ETF
Actual	$1,000.00	$1,260.60	0.75%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Industrial Innovation ETF
Actual	$1,000.00	$1,235.80	0.75%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Innovation ETF
Actual	$1,000.00	$1,407.50	0.75%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Israel Innovative Technology ETF
Actual	$1,000.00	$1,056.50	0.49%	$0.80	(b)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
ARK Web x.0 ETF
Actual	$1,000.00	$1,402.70	0.75%	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
The 3D Printing ETF
Actual	$1,000.00	$1,035.40	0.66%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
(a)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365.)
(b)	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 58/365 (the number of days in the period, then divided by 365.)

Sector Diversification (as a percentage of total investments)
January 31, 2018 (Unaudited)

ARK Genomic Revolution
Multi-Sector ETF (ARKG)

■ Health Care	96.5%
■ Information Technology	2.2
■ Materials	1.0
■ Money Market Fund	0.3
100.0

ARK Industrial Innovation ETF (ARKQ)

■ Information Technology	47.2%
■ Consumer Discretionary	29.1
■ Industrials	13.8
■ Health Care	5.8
■ Telecommunication Services	2.2
■ Materials	1.0
■ Consumer Staples	0.5
■ Financials	0.3
■ Money Market Fund	0.1
100.0

ARK Innovation ETF (ARKK)

■ Health Care	37.8%
■ Information Technology	37.4
■ Consumer Discretionary	16.1
■ Financials	3.8
■ Industrials	2.0
■ Real Estate	1.4
■ Telecommunication Services	1.0
■ Money Market Fund	0.5
100.0

ARK Israel Innovative
Technology ETF (IZRL)

■ Information Technology	50.4%
■ Health Care	23.5
■ Industrials	13.5
■ Telecommunication Services	11.8
■ Money Market Fund	0.8
100.0

ARK Web x.0 ETF (ARKW)

■ Information Technology	64.5%
■ Consumer Discretionary	19.2
■ Health Care	7.6
■ Financials	4.4
■ Telecommunication Services	2.5
■ Real Estate	1.5
■ Money Market Fund	0.3
100.0

The 3D Printing ETF (PRNT)

■ Information Technology	56.6%
■ Industrials	27.9
■ Health Care	13.2
■ Materials	1.4
■ Money Market Fund	0.9
100.0

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Biotechnology — 71.7%
Alnylam Pharmaceuticals, Inc.*	9,774	$1,270,425
AquaBounty Technologies, Inc.*	70,992	195,228
Biogen, Inc.*	9,771	3,398,452
Bluebird Bio, Inc.*	17,311	3,547,024
Celgene Corp.*	29,646	2,998,989
Cellectis SA (France)*(a)	65,988	2,075,983
CRISPR Therapeutics AG (Switzerland)*	53,915	2,117,781
Editas Medicine, Inc.*	169,448	6,186,547
Evogene Ltd. (Israel)*	46,829	174,672
Five Prime Therapeutics, Inc.*	78,335	1,566,700
Foundation Medicine, Inc.*	31,109	2,158,965
Gilead Sciences, Inc.	35,200	2,949,760
Incyte Corp.*	19,897	1,796,500
Inovio Pharmaceuticals, Inc.*	462,607	2,109,488
Intellia Therapeutics, Inc.*	303,260	7,793,782
Invitae Corp.*	693,315	4,776,940
Ionis Pharmaceuticals, Inc.*	75,256	3,952,445
Iovance Biotherapeutics, Inc.*	75,867	1,179,732
Jounce Therapeutics, Inc.*	90,923	2,198,518
Juno Therapeutics, Inc.*	408	35,010
Organovo Holdings, Inc.*	961,713	1,346,398
Pluristem Therapeutics, Inc.*	578,047	861,290
Regeneron Pharmaceuticals, Inc.*	4,105	1,505,098
Seres Therapeutics, Inc.*	270,193	2,728,949
Syros Pharmaceuticals, Inc.*	232,638	2,228,672
Veracyte, Inc.*	380,120	2,428,967
Total Biotechnology		63,582,315
Chemicals — 1.0%
DowDuPont, Inc.	11,752	888,216
Health Care Equipment & Supplies — 2.6%
Cerus Corp.*	528,710	2,342,185
Health Care Technology — 6.4%
athenahealth, Inc.*	23,576	2,954,309
Medidata Solutions, Inc.*	40,030	2,726,443
Total Health Care Technology		5,680,752
Life Sciences Tools & Services — 14.5%
Compugen Ltd. (Israel)*	789,059	2,367,177
Illumina, Inc.*	27,969	6,506,708
NanoString Technologies, Inc.*	240,322	1,807,222
Pacific Biosciences of California, Inc.*	757,076	2,150,096
Total Life Sciences Tools & Services		12,831,203
Pharmaceuticals — 1.4%
Arcturus Therapeutics Ltd.*	156,980	1,218,165
Semiconductors & Semiconductor Equipment — 1.2%
NVIDIA Corp.	4,503	1,106,837

Investments	Shares	Value
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	5,388	$902,113
Total Common Stocks (Cost $83,215,101)		88,551,786
MONEY MARKET FUND — 0.3%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $249,243)	249,243	249,243
Total Investments — 100.1% (Cost $83,464,344)		88,801,029
Liabilities in Excess of Other Assets — (0.1)%		(132,537)
Net Assets — 100.0%		$88,668,492

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$88,551,786	$—	$—	$88,551,786
Money Market Fund	249,243	—	—	249,243
Total	$88,801,029	$—	$—	$88,801,029
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended January 31, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 3.0%
Aerovironment, Inc.*	50,011	$2,568,565
Elbit Systems Ltd. (Israel)	12,564	1,881,961
Sigma Labs, Inc.*	19,323	33,429
Total Aerospace & Defense		4,483,955
Auto Components — 3.3%
Aptiv PLC	50,696	4,810,037
Automobiles — 16.8%
BYD Co. Ltd. (China)(a)	110,756	2,091,073
Daimler AG (Germany)(a)	15,952	1,461,203
Geely Automobile Holdings Ltd. (China)(a)	23,415	1,488,492
General Motors Co.	68,646	2,911,277
Tesla, Inc.*	39,614	14,035,636
Toyota Motor Corp. (Japan)(a)	20,737	2,860,047
Total Automobiles		24,847,728
Biotechnology — 1.0%
Organovo Holdings, Inc.*	1,080,776	1,513,086
Chemicals — 1.0%
Albemarle Corp.	13,289	1,482,920
Electrical Equipment — 2.7%
Allied Motion Technologies, Inc.	44,012	1,533,818
Plug Power, Inc.*	496,318	957,894
Rockwell Automation, Inc.	7,550	1,489,539
Total Electrical Equipment		3,981,251
Electronic Equipment, Instruments & Components — 2.8%
Cognex Corp.	24,997	1,559,063
Trimble, Inc.*	59,176	2,609,662
Total Electronic Equipment, Instruments & Components		4,168,725
Food & Staples Retailing — 0.5%
Walmart, Inc.	7,220	769,652
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc.*	15,199	3,982,138
Mazor Robotics Ltd. (Israel)*(a)	47,378	3,113,208
Total Health Care Equipment & Supplies		7,095,346
Internet & Direct Marketing Retail — 9.0%
Amazon.com, Inc.*	5,028	7,295,075
JD.Com, Inc. (China)*(a)	92,334	4,545,603
Rakuten, Inc. (Japan)(a)	155,711	1,420,084
Total Internet & Direct Marketing Retail		13,260,762
Internet Software & Services — 14.5%
2U, Inc.*	49,941	3,709,118
Alphabet, Inc., Class C*	4,988	5,835,661
Baidu, Inc. (China)*(a)	28,416	7,016,479
Cornerstone OnDemand, Inc.*	36,689	1,509,019

Investments	Shares	Value
Tencent Holdings Ltd. (China)(a)	56,285	$3,330,383
Total Internet Software & Services		21,400,660
Machinery — 8.1%
Deere & Co.	11,898	1,980,065
ExOne Co. (The)*	235,864	2,316,184
FANUC Corp. (Japan)(a)	119,904	3,255,394
Proto Labs, Inc.*	40,670	4,447,265
Total Machinery		11,998,908
Semiconductors & Semiconductor Equipment — 10.0%
Infineon Technologies AG (Germany)(a)	24,429	712,594
NVIDIA Corp.	26,182	6,435,535
Teradyne, Inc.	94,342	4,324,637
Xilinx, Inc.	44,133	3,222,592
Total Semiconductors & Semiconductor Equipment		14,695,358
Software — 9.5%
ANSYS, Inc.*	9,690	1,566,389
Autodesk, Inc.*	26,519	3,066,127
BlackBerry Ltd. (Canada)*	146,735	1,857,665
Materialise NV (Belgium)*(a)	349,285	4,484,819
Splunk, Inc.*	32,430	2,995,559
Total Software		13,970,559
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc.	10,024	1,678,318
Nano Dimension Ltd. (Israel)*(a)	72,960	242,957
Stratasys Ltd.*	629,382	13,462,481
Total Technology Hardware, Storage & Peripherals		15,383,756
Wireless Telecommunication Services — 2.3%
SoftBank Group Corp. (Japan)(a)	79,354	3,305,094
Total Common Stocks (Cost $119,936,937)		147,167,797
UNIT TRUST — 0.2%
Financials — 0.2%
Bitcoin Investment Trust (Cost $96,949)	22,113	344,742
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $208,437)	208,437	208,437
Total Investments — 100.0% (Cost $120,242,323)		147,720,976
Liabilities in Excess of Other Assets — (0.0)%†		(50,829)
Net Assets — 100.0%		$147,670,147

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Industrial Innovation ETF

January 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$147,167,797	$—	$—	$147,167,797
Unit Trust*	344,742	—	—	344,742
Money Market Fund	208,437	—	—	208,437
Total	$147,720,976	$—	$—	$147,720,976
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended January 31, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.6%
Auto Components — 1.4%
Aptiv PLC	80,633	$7,650,459
Automobiles — 6.9%
Tesla, Inc.*	92,854	32,899,101
Volkswagen AG (Germany)(a)	115,976	5,153,973
Total Automobiles		38,053,074
Biotechnology — 22.1%
Bluebird Bio, Inc.*	73,657	15,092,319
Editas Medicine, Inc.*	578,311	21,114,135
Foundation Medicine, Inc.*	79,013	5,483,502
Intellia Therapeutics, Inc.*	1,141,773	29,343,566
Invitae Corp.*	1,665,773	11,477,176
Ionis Pharmaceuticals, Inc.*	211,597	11,113,075
Juno Therapeutics, Inc.*	1,004	86,153
Organovo Holdings, Inc.*	3,939,906	5,515,868
Seres Therapeutics, Inc.*	967,011	9,766,811
Syros Pharmaceuticals, Inc.*	690,564	6,615,603
Veracyte, Inc.*	932,087	5,956,036
Total Biotechnology		121,564,244
Consumer Finance — 1.9%
LendingClub Corp.*	2,792,818	10,221,714
Health Care Equipment & Supplies — 1.9%
Cerus Corp.*	2,331,635	10,329,143
Health Care Technology — 6.0%
athenahealth, Inc.*	172,946	21,671,863
Medidata Solutions, Inc.*	167,305	11,395,144
Total Health Care Technology		33,067,007
Hotels, Restaurants & Leisure — 0.4%
MGT Capital Investments, Inc.*	773,483	1,980,117
Internet & Direct Marketing Retail — 7.5%
Amazon.com, Inc.*	12,278	17,814,028
JD.Com, Inc. (China)*(a)	205,986	10,140,691
Netflix, Inc.*	49,068	13,263,080
Total Internet & Direct Marketing Retail		41,217,799
Internet Software & Services — 14.0%
2U, Inc.*	78,693	5,844,529
Alibaba Group Holding Ltd. (China)*(a)	30,110	6,151,172
Alphabet, Inc., Class C*	9,791	11,454,883
Baidu, Inc. (China)*(a)	40,156	9,915,319
Facebook, Inc., Class A*	36,670	6,853,256
Hortonworks, Inc.*	262,796	5,242,780
Tencent Holdings Ltd. (China)(a)	124,559	7,370,156
Twitter, Inc.*	948,427	24,478,901
Total Internet Software & Services		77,310,996
IT Services — 3.4%
PayPal Holdings, Inc.*	65,322	5,573,273
Square, Inc., Class A*	282,205	13,238,237
Total IT Services		18,811,510
Life Sciences Tools & Services — 7.8%
Compugen Ltd. (Israel)*	1,904,616	5,713,848
Illumina, Inc.*	102,702	23,892,593

Investments	Shares	Value
NanoString Technologies, Inc.*	1,229,054	$9,242,486
Pacific Biosciences of California, Inc.*	1,521,706	4,321,645
Total Life Sciences Tools & Services		43,170,572
Machinery — 2.0%
ExOne Co. (The)*	560,477	5,503,884
Proto Labs, Inc.*	49,645	5,428,681
Total Machinery		10,932,565
Real Estate Management & Development — 1.4%
Redfin Corp.*	386,121	7,838,256
Semiconductors & Semiconductor Equipment — 4.9%
NVIDIA Corp.	40,527	9,961,537
Teradyne, Inc.	179,047	8,207,514
Xilinx, Inc.	118,039	8,619,208
Total Semiconductors & Semiconductor Equipment		26,788,259
Software — 8.6%
Autodesk, Inc.*	67,338	7,785,619
BlackBerry Ltd. (Canada)*	269,675	3,414,085
Materialise NV (Belgium)*(a)	445,400	5,718,936
Nintendo Co. Ltd. (Japan)(a)	103,211	5,891,284
Red Hat, Inc.*	63,944	8,400,963
salesforce.com, Inc.*	90,682	10,329,587
Splunk, Inc.*	64,067	5,917,869
Total Software		47,458,343
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	31,501	5,274,213
Stratasys Ltd.*	1,411,101	30,183,450
Total Technology Hardware, Storage & Peripherals		35,457,663
Thrifts & Mortgage Finance — 1.0%
LendingTree, Inc.*	15,719	5,782,234
Wireless Telecommunication Services — 1.0%
SoftBank Group Corp. (Japan)(a)	134,123	5,586,223
Total Common Stocks (Cost $492,354,075)		543,220,178
UNIT TRUST — 0.9%
Financials — 0.9%
Bitcoin Investment Trust (Cost $1,457,749)	334,971	5,222,198
MONEY MARKET FUND — 0.5%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $2,578,700)	2,578,700	2,578,700
Total Investments — 100.0% (Cost $496,390,524)		551,021,076
Liabilities in Excess of Other Assets — (0.0)%†		(124,295)
Net Assets — 100.0%		$550,896,781

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF

January 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$543,220,178	$—	$—	$543,220,178
Unit Trust*	5,222,198	—	—	5,222,198
Money Market Fund	2,578,700	—	—	2,578,700
Total	$551,021,076	$—	$—	$551,021,076
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended January 31, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Israel Innovative Technology ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.2%
Aerospace & Defense — 8.8%
Aeronautics Ltd. (Israel)*	119,203	$406,459
Elbit Systems Ltd. (Israel)	3,671	554,372
FMS Enterprises Migun Ltd. (Israel)	13,007	514,643
RADA Electronic Industries Ltd. (Israel)*	183,250	425,140
Total Aerospace & Defense		1,900,614
Biotechnology — 7.3%
Kamada Ltd. (Israel)*	92,832	514,987
UroGen Pharma Ltd. (Israel)*	12,035	591,159
Vascular Biogenics Ltd. (Israel)*	67,150	480,123
Total Biotechnology		1,586,269
Commercial Services & Supplies — 2.5%
Pointer Telocation Ltd. (Israel)*	28,011	529,408
Communications Equipment — 16.0%
AudioCodes Ltd. (Israel)*	60,030	465,832
Ceragon Networks Ltd. (Israel)*	232,424	483,442
Gilat Satellite Networks Ltd. (Israel)*	62,639	520,595
Ituran Location and Control Ltd. (Israel)	15,192	530,201
RADCOM Ltd. (Israel)*	27,445	494,010
Radware Ltd. (Israel)*	25,646	515,741
Silicom Ltd. (Israel)	6,961	453,927
Total Communications Equipment		3,463,748
Diversified Telecommunication — 4.8%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	313,699	517,855
magicJack VocalTec Ltd. (Israel)*	61,121	513,416
Total Diversified Telecommunication		1,031,271
Electronic Equipment, Instruments & Components — 2.3%
Orbotech Ltd. (Israel)*	9,496	505,757
Health Care Equipment & Supplies — 2.6%
Mazor Robotics Ltd. (Israel)*(a)	8,696	571,414
Internet Software & Services — 2.5%
Wix.com Ltd. (Israel)*	8,764	535,042
IT Services — 2.3%
Matrix IT Ltd. (Israel)	41,906	497,914
Life Sciences Tools & Services — 2.3%
Compugen Ltd. (Israel)*	161,984	485,952
Pharmaceuticals — 11.2%
Arcturus Therapeutics Ltd.*	45,535	353,352
Foamix Pharmaceuticals Ltd. (Israel)*	74,397	508,876
Redhill Biopharma Ltd. (Israel)*(a)	91,787	570,915
Taro Pharmaceutical Industries Ltd.*	4,851	493,298
Teva Pharmaceutical Industries Ltd. (Israel)(a)	24,915	508,515
Total Pharmaceuticals		2,434,956

Investments	Shares	Value
Professional Services — 2.3%
Danel Adir Yeoshua Ltd. (Israel)	8,567	$503,816
Semiconductors & Semiconductor Equipment — 11.9%
Camtek Ltd. (Israel)	75,966	513,530
Mellanox Technologies Ltd. (Israel)*	7,902	513,235
Nova Measuring Instruments Ltd. (Israel)*	18,497	501,639
SolarEdge Technologies, Inc.*	14,275	512,472
Tower Semiconductor Ltd. (Israel)*	15,192	527,770
Total Semiconductors & Semiconductor Equipment		2,568,646
Software — 13.2%
Check Point Software Technologies Ltd. (Israel)*	4,900	506,709
CyberArk Software Ltd. (Israel)*	12,171	526,761
Hilan Ltd. (Israel)	22,201	516,793
Magic Software Enterprises Ltd. (Israel)	31,256	280,244
Nice Ltd. (Israel)(a)	5,443	495,858
Sapiens International Corp. NV (Israel)	42,957	534,385
Total Software		2,860,750
Technology Hardware, Storage & Peripherals — 2.2%
Stratasys Ltd.*	22,648	484,441
Wireless Telecommunication Services — 7.0%
Cellcom Israel Ltd. (Israel)*	52,676	492,015
Partner Communications Co. Ltd. (Israel)*	89,980	510,480
Suny Cellular Communication Ltd. (Israel)*	763,483	512,628
Total Wireless Telecommunication Services		1,515,123
Total Common Stocks (Cost $21,049,324)		21,475,121
MONEY MARKET FUND — 0.8%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $179,650)	179,650	179,650
Total Investments — 100.0% (Cost $21,228,974)		21,654,771
Other Assets in Excess of Liabilities — 0.0%†		2,997
Net Assets — 100.0%		$21,657,768

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Israel Innovative Technology ETF

January 31, 2018 (Unaudited)

Country	Value	% of Net Assets
Israel	$19,631,558	90.7%
United States	2,023,213	9.3
Total Investments	21,654,771	100.0
Other Assets in Excess of Liabilities	2,997	0.0‡
Net Assets	$21,657,768	100.0%
‡	Less than 0.05%

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,475,121	$—	$—	$21,475,121
Money Market Fund	179,650	—	—	179,650
Total	$21,654,771	$—	$—	$21,654,771
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period (December 5, 2017). There were no transfers between levels for the period ended January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.5%
Automobiles — 3.9%
Tesla, Inc.*	38,010	$13,467,323
Biotechnology — 1.1%
Veracyte, Inc.*	577,074	3,687,503
Consumer Finance — 2.1%
LendingClub Corp.*	1,999,855	7,319,469
Health Care Technology — 6.5%
athenahealth, Inc.*	108,914	13,648,014
Medidata Solutions, Inc.*	105,203	7,165,376
Teladoc, Inc.*	43,093	1,611,678
Total Health Care Technology		22,425,068
Hotels, Restaurants & Leisure — 0.4%
MGT Capital Investments, Inc.*	558,147	1,428,856
Internet & Direct Marketing Retail — 14.9%
Amazon.com, Inc.*	16,238	23,559,552
Ctrip.com International Ltd. (China)*(a)	1,416	66,240
JD.Com, Inc. (China)*(a)	221,869	10,922,611
Netflix, Inc.*	62,023	16,764,817
Total Internet & Direct Marketing Retail		51,313,220
Internet Software & Services — 33.5%
2U, Inc.*	178,712	13,272,940
Akamai Technologies, Inc.*	51,512	3,450,789
Alibaba Group Holding Ltd. (China)*(a)	46,215	9,441,262
Alphabet, Inc., Class C*	8,810	10,307,171
Baidu, Inc. (China)*(a)	38,555	9,520,001
Box, Inc., Class A*	181,389	4,034,091
Facebook, Inc., Class A*	48,294	9,025,666
Hortonworks, Inc.*	365,511	7,291,944
MercadoLibre, Inc. (Argentina)	27,389	10,602,282
Shopify, Inc., Class A (Canada)*	50,894	6,510,361
Tencent Holdings Ltd. (China)(a)	163,305	9,662,757
Twilio, Inc., Class A*	211,462	5,548,763
Twitter, Inc.*	642,293	16,577,582
Total Internet Software & Services		115,245,609
IT Services — 4.8%
PayPal Holdings, Inc.*	60,774	5,185,237
Square, Inc., Class A*	243,092	11,403,446
Total IT Services		16,588,683
Real Estate Management & Development — 1.5%
Redfin Corp.*	247,189	5,017,937

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 8.9%
Impinj, Inc.*	200,474	$4,484,603
Mellanox Technologies Ltd. (Israel)*	724	47,024
NVIDIA Corp.	60,322	14,827,148
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	90,585	4,104,406
Xilinx, Inc.	96,982	7,081,626
Total Semiconductors & Semiconductor Equipment		30,544,807
Software — 14.6%
Adobe Systems, Inc.*	26,011	5,195,957
HubSpot, Inc.*	77,700	7,540,785
Microsoft Corp.	37,351	3,548,719
Nintendo Co. Ltd. (Japan)(a)	66,395	3,789,827
Red Hat, Inc.*	60,348	7,928,520
salesforce.com, Inc.*	84,217	9,593,158
ServiceNow, Inc.*	30,941	4,606,187
Splunk, Inc.*	87,997	8,128,283
Total Software		50,331,436
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	54,931	9,197,097
Thrifts & Mortgage Finance — 1.1%
LendingTree, Inc.*	10,588	3,894,796
Wireless Telecommunication Services — 2.5%
SoftBank Group Corp. (Japan)(a)	210,235	8,756,288
Total Common Stocks (Cost $295,832,941)		339,218,092
UNIT TRUST — 1.2%
Financials — 1.2%
Bitcoin Investment Trust (Cost $909,324)	263,718	4,111,364
MONEY MARKET FUND — 0.3%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $916,824)	916,824	916,824
Total Investments — 100.0% (Cost $297,659,089)		344,246,280
Liabilities in Excess of Other Assets — (0.0)%†		(58,123)
Net Assets — 100.0%		$344,188,157

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Web x.0 ETF

January 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$339,218,092	$—	$—	$339,218,092
Unit Trust*	4,111,364	—	—	4,111,364
Money Market Fund	916,824	—	—	916,824
Total	$344,246,280	$—	$—	$344,246,280
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended January 31, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF

January 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.6%
Arconic, Inc.	19,831	$596,120
Hexcel Corp.	1,194	81,610
Moog, Inc., Class A*	6,589	593,405
Total Aerospace & Defense		1,271,135
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	4,493	572,049
Biotechnology — 5.8%
Organovo Holdings, Inc.*	2,030,833	2,843,166
Chemicals — 1.1%
Arkema SA (France)	571	72,949
DowDuPont, Inc.	1,001	75,656
Eastman Chemical Co.	774	76,765
Koninklijke DSM N.V. (Netherlands)	881	91,027
PolyOne Corp.	1,706	74,143
Praxair, Inc.	491	79,292
Toray Industries, Inc. (Japan)	7,392	73,466
Total Chemicals		543,298
Electrical Equipment — 1.3%
AMETEK, Inc.	8,245	629,094
Electronic Equipment, Instruments & Components — 11.2%
FARO Technologies, Inc.*	11,717	631,546
Hexagon AB, Class B (Sweden)	10,849	646,129
Renishaw PLC (United Kingdom)	36,238	2,556,161
Trimble, Inc.*	37,828	1,668,215
Total Electronic Equipment, Instruments & Components		5,502,051
Health Care Equipment & Supplies — 7.4%
Align Technology, Inc.*	2,379	623,298
ConforMIS, Inc.*	666,256	926,096
K2M Group Holdings, Inc.*	71,373	1,503,829
Stryker Corp.	3,685	605,740
Total Health Care Equipment & Supplies		3,658,963
Industrial Conglomerates — 2.3%
General Electric Co.	34,137	551,995
Siemens AG (Germany)	3,937	597,120
Total Industrial Conglomerates		1,149,115
Machinery — 18.1%
ExOne Co. (The)*	282,262	2,771,813
Fenner PLC (United Kingdom)	11,250	75,745
Prodways Group SA (France)*	432,467	2,579,961
Proto Labs, Inc.*	5,477	598,910
Sandvik AB (Sweden)	4,068	80,096
SLM Solutions Group AG (Germany)*	50,299	2,778,985
Total Machinery		8,885,510

Investments	Shares	Value
Metals & Mining — 0.3%
Allegheny Technologies, Inc.*	3,000	$80,880
Carpenter Technology Corp.	1,674	86,044
Total Metals & Mining		166,924
Professional Services — 2.4%
Arrk Corp. (Japan)*	499,018	621,658
Bertrandt AG (Germany)	4,433	568,545
Total Professional Services		1,190,203
Semiconductors & Semiconductor Equipment — 1.1%
Ultra Clean Holdings, Inc.*	23,758	515,311
Software — 25.2%
ANSYS, Inc.*	10,463	1,691,344
Autodesk, Inc.*	14,794	1,710,482
Dassault Systemes (France)	21,482	2,477,215
Materialise NV (Belgium)*(a)	111,594	1,432,867
Mensch und Maschine Software SE (Germany)	58,658	1,594,917
Microsoft Corp.	18,587	1,765,951
PTC, Inc.*	23,377	1,699,041
Total Software		12,371,817
Technology Hardware, Storage & Peripherals — 19.2%
3D Systems Corp.*	264,455	2,708,019
Eastman Kodak Co.*	7,728	61,438
HP Inc.	117,954	2,750,687
MGI Digital Graphic Technology (France)*	16,708	1,288,199
Stratasys Ltd.*	122,206	2,613,986
Total Technology Hardware, Storage & Peripherals		9,422,329
Total Common Stocks (Cost $46,228,451)		48,720,965
MONEY MARKET FUND — 0.9%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 1.21%(b) (Cost $441,813)	441,813	441,813
Total Investments — 100.1% (Cost $46,670,264)		49,162,778
Liabilities in Excess of Other Assets — (0.1)%		(23,237)
Net Assets — 100.0%		$49,139,541

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2018.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF

January 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2018, for each Fund based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$48,720,965	$—	$—	$48,720,965
Money Market Fund	441,813	—	—	441,813
Total	$49,162,778	$—	$—	$49,162,778
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of January 31, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended January 31, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2018 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Israel Innovative Technology ETF	ARK Web x.0 ETF	The 3D Printing ETF
ASSETS:
Investments at value (Note 2)	$88,801,029	$147,720,976	$551,021,076	$21,654,771	$344,246,280	$49,162,778
Cash	—	—	—	9,447	—	5,125
Foreign currency	—	—	—	—	—	261
Receivables:
Dividends and Interest	136	32,103	169,286	229	126,005	709
Capital shares sold	4,159	—	35,101	—	—	—
Investment securities sold	806,660	437,114	1,676,364	—	—	—
Reclaims	844	—	—	—	—	1,596
Total Assets	89,612,828	148,190,193	552,901,827	21,664,447	344,372,285	49,170,469
LIABILITIES:
Due to custodian	—	103	—	—	—	—
Payables:
Investment securities purchased	902,656	434,722	1,709,815	—	—	—
Management fees (Note 3)	41,680	85,221	295,231	6,494	184,128	27,135
Other accrued expenses	—	—	—	185	—	3,793
Total Liabilities	944,336	520,046	2,005,046	6,679	184,128	30,928
NET ASSETS	$88,668,492	$147,670,147	$550,896,781	$21,657,768	$344,188,157	$49,139,541
NET ASSETS CONSIST OF:
Paid-in capital	$78,948,892	$118,184,832	$467,905,276	$21,228,028	$282,635,762	$45,940,292
Accumulated net investment loss	(197,657)	(23,346)	(258,420)	(7,225)	(94,441)	(50,342)
Accumulated net realized gain on investments and on foreign currency transactions	4,580,572	2,030,008	28,619,373	11,168	15,059,645	756,841
Net unrealized appreciation on investments and on foreign currency translations	5,336,685	27,478,653	54,630,552	425,797	46,587,191	2,492,750
NET ASSETS	$88,668,492	$147,670,147	$550,896,781	$21,657,768	$344,188,157	$49,139,541
Shares outstanding	3,205,000	4,100,000	13,400,000	1,025,001	6,800,000	1,900,001
Net asset value, per share	$27.67	$36.02	$41.11	$21.13	$50.62	$25.86
Investment at cost	$83,464,344	$120,242,323	$496,390,524	$21,228,974	$297,659,089	$46,670,264
Foreign currency at cost	$—	$—	$—	$—	$—	$250

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2018 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Israel Innovative Technology ETF(1)	ARK Web x.0 ETF	The 3D Printing ETF
INVESTMENT INCOME:
Dividend income	$19,234	$429,420	$1,556,866	$2,356	$1,135,596	$90,234
Interest income	382	1,142	6,349	81	5,020	832
Foreign withholding tax	—	(10,832)	(3,620)	(589)	(1,808)	(102)
Total Income	19,616	419,730	1,559,595	1,848	1,138,808	90,964
EXPENSES:
Management fees (Note 3)	165,063	364,708	902,847	8,888	581,076	138,200
Other expenses	—	—	—	185	—	3,106
Total Expenses	165,063	364,708	902,847	9,073	581,076	141,306
Net Investment Income (Loss)(2)	(145,447)	55,022	656,748	(7,225)	557,732	(50,342)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	6,448,983	1,594,965	16,833,907	12,074	8,742,349	1,722,038
Foreign currency transactions	—	—	—	(906)	—	9,446
In-kind redemptions	—	2,475,483	16,320,234	—	10,320,640	—
Net realized gain	6,448,983	4,070,448	33,154,141	11,168	19,062,989	1,731,484
Change in unrealized appreciation on:
Investments	3,139,569	16,206,154	45,425,161	425,797	33,592,276	150,673
Foreign currency translation	—	—	—	—	—	85
Change in unrealized appreciation	3,139,569	16,206,154	45,425,161	425,797	33,592,276	150,758
Net realized and unrealized gain on investments and foreign currency translation	9,588,552	20,276,602	78,579,302	436,965	52,655,265	1,882,242
Net Increase in Net Assets Resulting From Operations	$9,443,105	$20,331,624	$79,236,050	$429,740	$53,212,997	$1,831,900
(1)	Represents the period December 5, 2017 (commencement of operations) to January 31, 2018.
(2)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution Multi-Sector ETF			ARK Industrial Innovation ETF
	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017†	Year Ended August 31, 2016	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017†	Year Ended August 31, 2016
OPERATIONS:
Net investment income (loss)(1)	$(145,447)	$(68,841)	$(50,465)	$55,022	$(80,830)	$(51,535)
Net realized gain (loss) on investments and foreign currency transactions	6,448,983	80,086	(957,587)	4,070,448	251,068	(353,436)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,139,569	2,381,175	(133,962)	16,206,154	9,683,713	2,582,436
Net increase (decrease) in net assets resulting from operations	9,443,105	2,392,420	(1,142,014)	20,331,624	9,853,951	2,177,465
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(81,970)	—	—
Net realized gains	(706,172)	—	—	(1,694,245)	—	(131,180)
Total distributions to shareholders	(706,172)	—	—	(1,776,215)	—	(131,180)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	56,471,821	14,574,633	—	66,044,804	40,870,717	977,801
Cost of shares redeemed	—	(809,562)	—	(3,507,640)	—	—
Net increase in net assets resulting from shareholder transactions	56,471,821	13,765,071	—	62,537,164	40,870,717	977,801
Increase (Decrease) in net assets	65,208,754	16,157,491	(1,142,014)	81,092,573	50,724,668	3,024,086
NET ASSETS:
Beginning of period	23,459,738	7,302,247	8,444,261	66,577,574	15,852,906	12,828,820
End of period	$88,668,492	$23,459,738	$7,302,247	$147,670,147	$66,577,574	$15,852,906
Accumulated net investment income (loss) included in net assets at end of period	$(197,657)	$(52,210)	$(30,201)	$(23,346)	$3,602	$(35,661)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,055,000	405,000	405,000	2,250,000	750,000	700,000
Shares sold	2,150,000	700,000	—	1,950,000	1,500,000	50,000
Shares redeemed	—	(50,000)	—	(100,000)	—	—
Shares outstanding, end of period	3,205,000	1,055,000	405,000	4,100,000	2,250,000	750,000
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF			ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017†	Year Ended August 31, 2016	December 5, 2017* to January 31, 2018
OPERATIONS:
Net investment income (loss)(1)	$656,748	$(144,804)	$(59,532)	$(7,225)
Net realized gain (loss) on investments and foreign currency transactions	33,154,141	423,491	(632,717)	11,168
Net change in unrealized appreciation on investments and foreign currency translations	45,425,161	8,242,548	1,172,869	425,797
Net increase in net assets resulting from operations	79,236,050	8,521,235	480,620	429,740
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(916,951)	—	—	—
Net realized gains	(4,032,291)	—	(186,040)	—
Total distributions to shareholders	(4,949,242)	—	(186,040)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	413,862,834	68,021,355	1,955,672	21,228,028
Cost of shares redeemed	(23,066,187)	—	—	—
Net increase in net assets resulting from shareholder transactions	390,796,647	68,021,355	1,955,672	21,228,028
Increase in net assets	465,083,455	76,542,590	2,250,252	21,657,768
NET ASSETS:
Beginning of period	85,813,326	9,270,736	7,020,484	—
End of period	$550,896,781	$85,813,326	$9,270,736	$21,657,768
Accumulated net investment income (loss) included in net assets at end of period	$(258,420)	$1,783	$(41,508)	$(7,225)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,900,000	450,000	350,000	—
Shares sold	11,100,000	2,450,000	100,000	1,025,001
Shares redeemed	(600,000)	—	—	—
Shares outstanding, end of period	13,400,000	2,900,000	450,000	1,025,001
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
*	Commencement of operations.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	ARK Web x.0 ETF			The 3D Printing ETF
	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017†	Year Ended August 31, 2016	Six Months Ended January 31, 2018 (Unaudited)	Period Ended July 31, 2017†	July 19, 2016* to August 31, 2016
OPERATIONS:
Net investment income (loss)(1)	$557,732	$(147,756)	$(98,894)	$(50,342)	$(22,287)	$868
Net realized gain (loss) on investments and foreign currency transactions	19,062,989	983,763	(291,724)	1,731,484	546,453	(110)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	33,592,276	10,117,020	2,093,005	150,758	2,211,249	130,743
Net increase in net assets resulting from operations	53,212,997	10,953,027	1,702,387	1,831,900	2,735,415	131,501
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(656,264)	—	—	—	(759)	—
Net realized gains	(4,205,645)	—	(318,120)	(1,001,091)	—	—
Total distributions to shareholders	(4,861,909)	—	(318,120)	(1,001,091)	(759)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	239,833,271	42,502,347	1,159,138	12,582,315	30,201,634	6,111,000
Cost of shares redeemed	(12,105,614)	—	—	—	(3,452,374)	—
Net increase in net assets resulting from shareholder transactions	227,727,657	42,502,347	1,159,138	12,582,315	26,749,260	6,111,000
Increase in net assets	276,078,745	53,455,374	2,543,405	13,413,124	29,483,916	6,242,501
NET ASSETS:
Beginning of period	68,109,412	14,654,038	12,110,633	35,726,417	6,242,501	—
End of period	$344,188,157	$68,109,412	$14,654,038	$49,139,541	$35,726,417	$6,242,501
Accumulated net investment income (loss) included in net assets at end of period	$(94,441)	$4,091	$(65,914)	$(50,342)	$—	$758
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,850,000	600,000	550,000	1,400,001	300,001	—
Shares sold	5,200,000	1,250,000	50,000	500,000	1,250,000	300,001
Shares redeemed	(250,000)	—	—	—	(150,000)	—
Shares outstanding, end of period	6,800,000	1,850,000	600,000	1,900,001	1,400,001	300,001
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
*	Commencement of operations.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution Multi-Sector ETF

For a share outstanding throughout each period presented.

	Six-Months Ended January 31, 2018 (Unaudited)		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$22.24		$18.03		$20.85	$20.00
Net investment loss(2)	(0.08)		(0.12)		(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	5.84		4.33		(2.70)	0.94
Total gain (loss) from investment operations	5.76		4.21		(2.82)	0.85
Distributions to shareholders:
Realized gains	(0.33)		—		—	—
Net asset value, end of period	$27.67		$22.24		$18.03	$20.85
Market value, end of period	$27.69		$22.29		$18.01	$21.13
Total Return at Net Asset Value(3)	26.06%		23.34%		(13.52)%	4.25%
Total Return at Market Value(3)	25.89%		23.77%		(14.77)%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$88,668		$23,460		$7,302	$8,444
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75	%(4)	0.90%	0.95	%(4)
Net investment loss(5)	(0.66	)%(4)	(0.67	)%(4)	(0.67)%	(0.47	)%(4)
Portfolio turnover rate(6)	53%		65%		77%	65%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout each period presented.

	Six-Months Ended January 31, 2018 (Unaudited)		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$29.59		$21.14		$18.33	$20.00
Net investment income (loss)(2)	0.02		(0.07)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	6.91		8.52		3.07	(1.60)
Total gain (loss) from investment operations	6.93		8.45		3.00	(1.67)
Distributions to shareholders:
Net investment income	(0.02)		—		—	—
Realized gains	(0.48)		—		(0.19)	—
Total Distributions	(0.50)		—		(0.19)	—
Net asset value, end of period	$36.02		$29.59		$21.14	$18.33
Market value, end of period	$36.09		$29.63		$21.14	$18.43
Total Return at Net Asset Value(3)	23.58%		39.97%		16.43%	(8.35)%
Total Return at Market Value(3)	23.68%		40.16%		15.84%	(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$147,670		$66,578		$15,853	$12,829
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75	%(4)	0.89%	0.95	%(4)
Net investment income (loss)(5)	0.11	%(4)	(0.31	)%(4)	(0.38)%	(0.40	)%(4)
Portfolio turnover rate(6)	27%		44%		67%	86%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout each period presented.

	Six-Months Ended January 31, 2018 (Unaudited)		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$29.59		$20.60		$20.06	$20.00
Net investment income (loss)(2)	0.10		(0.15)		(0.15)	(0.12)
Net realized and unrealized gain on investments	11.91		9.14		1.16	0.18
Total gain from investment operations	12.01		8.99		1.01	0.06
Distributions to shareholders:
Net investment income	(0.09)		—		—	—
Realized gains	(0.40)		—		(0.47)	—
Total Distributions	(0.49)		—		(0.47)	—
Net asset value, end of period	$41.11		$29.59		$20.60	$20.06
Market value, end of period	$41.24		$29.62		$20.61	$20.10
Total Return at Net Asset Value(3)	40.75%		43.64%		4.98%	0.30%
Total Return at Market Value(3)	41.06%		43.72%		4.90%	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$550,897		$85,813		$9,271	$7,020
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75	%(4)	0.89%	0.95	%(4)
Net investment income (loss)(5)	0.55	%(4)	(0.67	)%(4)	(0.76)%	(0.69	)%(4)
Portfolio turnover rate(6)	44%		70%		110%	108%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Israel Innovative Technology ETF

For a share outstanding throughout each period presented.

	For the Period December 5, 2017(1) Through January 31, 2018
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	1.14
Total gain from investment operations	1.13
Net asset value, end of period	$21.13
Market value, end of period	$21.20
Total Return at Net Asset Value(3)	5.65%
Total Return at Market Value(3)	6.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$21,658
Ratio to average net assets of:
Expenses	0.49	%(4)
Net investment loss(5)	(0.39	)%(4)
Portfolio turnover rate(6)	13%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Web x.0 ETF

For a share outstanding throughout each period presented.

	Six-Months Ended January 31, 2018 (Unaudited)		For the Period Ended July 31, 2017†		Year Ended August 31, 2016	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$36.82		$24.42		$22.02	$20.00
Net investment income (loss)(2)	0.16		(0.17)		(0.17)	(0.13)
Net realized and unrealized gain on investments	14.59		12.57		3.10	2.15
Total gain from investment operations	14.75		12.40		2.93	2.02
Distributions to shareholders:
Net investment income	(0.13)		—		—	—
Realized gains	(0.82)		—		(0.53)	—
Total Distributions	(0.95)		—		(0.53)	—
Net asset value, end of period	$50.62		$36.82		$24.42	$22.02
Market value, end of period	$50.68		$36.85		$24.38	$21.92
Total Return at Net Asset Value(3)	40.27%		50.77%		13.43%	10.10%
Total Return at Market Value(3)	40.35%		51.15%		13.83%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$344,188		$68,109		$14,654	$12,111
Ratio to average net assets of:
Expenses	0.75	%(4)	0.75	%(4)	0.89%	0.95	%(4)
Net investment income (loss)(5)	0.72	%(4)	(0.62	)%(4)	(0.78)%	(0.65	)%(4)
Portfolio turnover rate(6)	22%		52%		86%	103%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The 3D Printing ETF

For a share outstanding throughout each period presented.

	Six-Months Ended January 31, 2018 (Unaudited)		For the Period Ended July 31, 2017†		For the Period July 19, 2016(1) Through August 31, 2016
Per Share Data:
Net asset value, beginning of period	$25.52		$20.81		$20.00
Net investment loss(2)	(0.03)		(0.03)		0.00	(3)
Net realized and unrealized gain on investments	0.90		4.74		0.81
Total gain from investment operations	0.87		4.71		0.81
Distributions to shareholders:
Net investment income	—		(0.00	)(3)	—
Realized gains	(0.53)		—		—
Total Distributions	(0.53)		—		—
Net asset value, end of period	$25.86		$25.52		$20.81
Market value, end of period	$25.74		$25.52		$20.90
Total Return at Net Asset Value(4)	3.54%		22.64%		4.05%
Total Return at Market Value(4)	3.04%		22.11%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$49,140		$35,726		$6,243
Ratio to average net assets of:
Expenses	0.66	%(5)	0.66	%(5)	0.67	%(5)
Net investment income (loss)(6)	(0.24	)%(5)	(0.14	)%(5)	0.19	%(5)
Portfolio turnover rate(7)	33%		65%		—%
†	The Trust changed its fiscal and tax reporting period from August 31 to July 31.
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2018 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of six (6) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF and The 3D Printing ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Notes to Financial Statements (continued)
January 31, 2018 (Unaudited)

3. Management and Other Agreements

Management

Effective June 1, 2016, the ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive structure. Prior to June 1, 2016, the ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF paid an annualized rate of 0.95%. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Other Service Providers

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Financial Officer to the Trust. Neither the Distributor, FFOS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds.

Board of Trustees

During the period ended January 31, 2018, each Independent Trustee was paid quarterly in arrears a $20,000 annual fee for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee meetings. An Independent Trustee who served as the Chair of the Board or the Chair of the Audit Committee also received an additional annual fee of $5,000 for such service. During the period ended January 31, 2018 no officer, director or employee of the Adviser received any compensation from the Trust.

4. Creation and Redemption Transactions

As of January 31, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

Notes to Financial Statements (continued)
January 31, 2018 (Unaudited)

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2018 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$24,789,342	$25,637,563
ARK Industrial Innovation ETF	26,382,450	27,444,005
ARK Innovation ETF	126,410,496	111,603,337
ARK Israel Innovative Technology ETF	1,443,049	1,533,890
ARK Web x.0 ETF	44,611,318	35,615,779
The 3D Printing ETF	14,114,843	15,413,122

For the period ended January 31, 2018, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution Multi-Sector ETF	$56,356,078	$—
ARK Industrial Innovation ETF	64,658,739	3,070,926
ARK Innovation ETF	388,746,238	20,715,598
ARK Israel Innovative Technology ETF	21,127,894	—
ARK Web x.0 ETF	223,260,844	10,589,400
The 3D Printing ETF	12,495,962	—

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015 - 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At July 31, 2017, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$21,759,569	$2,698,286	$(988,319)	$1,709,967
ARK Industrial Innovation ETF	56,303,199	10,950,674	(643,747)	10,306,927
ARK Innovation ETF	77,601,751	9,426,776	(1,158,346)	8,268,430
ARK Israel Innovative Technology ETF	—	—	—	—
ARK Web x.0 ETF	55,533,105	13,085,015	(479,767)	12,605,248
The 3D Printing ETF	33,657,388	3,143,007	(1,045,919)	2,097,088

Notes to Financial Statements (concluded)
January 31, 2018 (Unaudited)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the period ended July 31, 2017, the Funds incurred and elected to defer to August 1, 2017 Post-October Losses and ordinary income losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution Multi-Sector ETF	$52,332	$—

At July 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution Multi-Sector ETF	$497,737	$177,231	$674,968

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of January 31, 2018, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

9. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The ARK ETF Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the Board of Trustees of the registrant shall review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if the Nominating Committee is required by law to do so. Any such recommendations must be submitted in writing and addressed to the Nominating Committee at the registrant’s offices.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded, as of a date within 90 days of the filing date of this Form N-CSR, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)*    /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date 3/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date 3/28/2018

By (Signature and Title)*    /s/ Josh Hunter

Josh Hunter, Treasurer and Chief Financial Officer

(principal financial officer)

Date 3/28/2018

* Print the name and title of each signing officer under his or her signature.